Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	hmfic_SupplementTextBlock

SUPPLEMENT

DATED MAY 7, 2015 TO

THE HARTFORD SMALL/MID CAP EQUITY FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS

DATED MARCH 1, 2015

IMPORTANT NOTICE REGARDING NAME CHANGE AND CHANGES TO INVESTMENT POLICY

Effective July 10, 2015, the following changes will be made with respect to The Hartford Small/Mid Cap Equity Fund (the “Fund”): (i) the Fund's name will change to Hartford Small Cap Core Fund; (ii) the Fund's non-fundamental policy to invest under normal circumstances at least 80% of its net assets in common stocks of small-capitalization and mid-capitalization companies (“80% Policy”) will change to remove the reference to mid-capitalization companies; and (iii) the Fund's performance benchmark will change.

Accordingly,

1.                                      Effective July 10, 2015, the above referenced Prospectus is revised as follows:

A.                                    All references to The Hartford Small/Mid Cap Equity Fund are deleted and replaced with Hartford Small Cap Core Fund.

B.                                    Under the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small-capitalization companies.  The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities, and may trade securities actively.  The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns.

The Fund defines small-capitalization companies as companies with market capitalizations of companies in the Russell 2000 Index.  As of May 31, 2014, the market capitalization of companies included in the Russell 2000 Index ranged from approximately $169 million to $4.05 billion.

C.                                    Under the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS,” “Mid Cap and Small Cap Stock Risk” is deleted and replaced with the following:

Small Cap Stock Risk — Small capitalization stocks may be more risky than stocks of larger companies.  Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to:

•                  less certain growth prospects

•                  lower degree of liquidity in the markets for such stocks

•                  thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time

•                  limited product lines, markets or financial resources

•                  dependence on a few key management personnel

•                  increased susceptibility to losses and bankruptcy increased transaction costs.

D.                                    The following disclosure is added after the first paragraph under the heading “SUMMARY SECTION - AVERAGE ANNUAL RETURNS”:

Prior to July 10, 2015, the Fund had been known as The Hartford Small/Mid Cap Equity Fund and its investment strategy differed. Performance information prior to this date reflects the Fund's former investment strategy. In addition, the Fund has changed its benchmark from the Russell 2500 Index to the Russell 2000 Index. The Investment Manager believes that the Russell 2000 Index is a more appropriate index against which to measure performance in light of changes to the Fund's investment strategy to a focus on stocks of small capitalization companies. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

E.                                     The following disclosure is added as the second to last row within the table under the heading “SUMMARY SECTION - AVERAGE ANNUAL RETURNS - Average annual total returns for periods ending December 31, 2014”:

	1 Year	5 Years	Lifetime (since 01/01/05)
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.54%	8.68%

F.                                      Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY,” the disclosure is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small-capitalization companies.  The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities, and may trade securities actively.  The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns.

The Fund defines small-capitalization companies as companies with market capitalizations of companies in the Russell 2000 Index.  As of May 31, 2014, the market capitalization of companies included in the Russell 2000 Index ranged from approximately $169 million to $4.05 billion.

The characteristics that Wellington Management considers include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality.  The factors used may vary by industry sector. Wellington Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

G.                                    Under the heading “PERFORMANCE NOTES,” the sub-heading “PERFORMANCE NOTES — Indices” and the following disclosure is added after the first paragraph:

The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

The Fund has changed its benchmark from the Russell 2500 Index to the Russell 2000 Index. The Investment Manager believes that the Russell 2000 Index is a more appropriate index against which to measure performance in light of changes to the Fund's investment strategy to a focus on stocks of small capitalization companies.

H.                                   The following is added as a new section after the “PERFORMANCE NOTES” section (with corresponding changes to the table of contents):

RELATED COMPOSITE PERFORMANCE

The following tables present the past performance of a composite of certain accounts managed by Wellington Management, which serves as the sub-adviser to the Fund. Wellington Management's Small Cap Quantitative Equity composite consists of all fee paying accounts under discretionary management by Wellington Management in Wellington Management's Small Cap Quantitative Equity investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund. The performance has been adjusted to reflect the operating costs of the Fund. Historical performance has been prepared in compliance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the SEC's method. Returns reflect all income, gains and losses and reinvestment of any dividends or capital gains without provision for federal or state income tax. Because the gross performance data shown in the tables does not reflect the deduction of investment advisory fees paid by the accounts that make up the composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Wellington Management in managing all Small Cap Quantitative Equity portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the composite net of Class A expenses and the maximum Class A sales charge, the total annual fund operating expenses and the maximum sales charge payable by Class A shares of the Fund, as set forth in the Fund's fee table in the Summary Section, were used. To calculate the performance of the composite net of Class A expenses but excluding Class A sales charges, only the total annual fund operating expenses payable by Class A shares of the Fund, as set forth in the Fund's fee table in the Summary Section, were used. In each case, the expenses are higher than the highest management fee applicable to any account in the composite.

The accounts that are included in Wellington Management's Small Cap Quantitative Equity composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite may have been less favorable had it been regulated as an investment company under the federal securities laws.

The historical performance of Wellington Management's Small Cap Quantitative Equity composite is not that of the Fund, is not a substitute for the Fund's performance and is not necessarily indicative of any fund's future results.  The Fund's actual performance may differ significantly from the past performance of the composite. The personnel who managed the accounts that make up the composite, and who therefore generated, or contributed to, the historical performance shown may differ from the personnel managing the Fund.

While the accounts in the composite experience inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund's shares and a fund's obligation to redeem its shares will not adversely affect the fund's performance.

WELLINGTON MANAGEMENT SMALL CAP QUANTITATIVE EQUITY COMPOSITE PERFORMANCE*

Average Annual Total Returns for the Periods Ended December 31, 2014:

	1 Year	5 Years	10 Years
Composite (Net of Class A expenses and maximum Class A sales charge)	-1.93%	15.25%	4.94%
Composite (Net of Class A expenses but excluding Class A sales charges)	3.77%	16.56%	5.48%
Composite (Gross)	5.24%	18.21%	6.97%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.54%	7.77%

Total Returns for the Periods Ended December 31

	2005	2006	2007	2008	2009
Composite (Net of Class A expenses and maximum Class A sales charge)	0.37%	8.32%	-17.61%	-44.55%	20.25%
Composite (Gross)	7.71%	16.24%	-11.58%	-40.50%	29.05%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	8.15%	18.36%	-1.55%	-33.80%	27.19%

	2010	2011	2012	2013	2014
Composite (Net of Class A expenses and maximum Class A sales charge)	22.86%	-9.80%	13.37%	31.62%	-1.93%
Composite (Gross)	31.85%	-3.20%	21.66%	41.24%	5.24%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.86%	-4.20%	16.34%	38.84%	4.89%

*                 This is not the performance of the Fund.  As of December 31, 2014, the Small Cap Quantitative Equity composite was composed of 1 account, totaling approximately $3.5 million.

Description of Russell 2000 Index

The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.

2.                                      Effective immediately, the above referenced Prospectus is revised as follows:

A.                                    Under the heading “DISTRIBUTION ARRANGEMENTS — Payments to Financial Intermediaries and Other Entities — Additional Compensation Payments to Financial Intermediaries,” the second paragraph is deleted in its entirety and replaced with the following:

The amount of any Additional Payments made to a Financial Intermediary is generally based on one or more of the following criteria: (i) the average net assets of Hartford Funds that are attributed to that Financial Intermediary; (ii) the amount of Hartford Fund assets held for over one year by customers of that Financial Intermediary; (iii) the amount of Hartford Fund shares sold through that Financial Intermediary; and (iv) the mix of equity and fixed income funds sold through that Financial Intermediary.  The annual amount of Additional Payments made to any one Financial Intermediary is normally not expected to (although it may from time to time) exceed 0.12% of the average net assets of Hartford Funds that are attributed to that Financial Intermediary.  For the calendar year ended December 31, 2014, the Investment Manager and its affiliates incurred approximately $39.3 million in total Additional Payments to Financial Intermediaries.

B.                                    Under the heading “DISTRIBUTION ARRANGEMENTS — Payments to Financial Intermediaries and Other Entities — Servicing Compensation to Servicing Intermediaries,” the second, third and fourth paragraphs are deleted in their entirety and replaced with the following:

The amount of the Servicing Payments is generally based on average net assets of Hartford Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.21% of the average net assets of Hartford Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2014, the Investment Manager, HASCO and/or their affiliates incurred approximately $8.0 million in total Servicing Payments and these Servicing Payments did not exceed $2.7 million for any one Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from Hartford Funds.  Although some of these payments are calculated based on average net assets of Hartford Funds that are attributed to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee up to a maximum of $18 per account.

Servicing Intermediaries may also receive compensation for their services in the form of 12b-1 fees or administrative fees paid by the Hartford Funds.

This Supplement should be retained with your Prospectus for future reference.